Financial Assets and Liabilities - Summary of Consolidated Financial Assets and Financial Liabilities (Parenthetical) (Detail) $ in Thousands, ₱ in Millions	1 Months Ended
	Dec. 31, 2020 PHP (₱) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PHP (₱)
Disclosure of detailed information about financial instruments [Line Items]
Short-term investments | ₱	₱ 989		₱ 314
Credit Suisse [Member]
Disclosure of detailed information about financial instruments [Line Items]
Short-term investments		$ 10,000
Ratio of short-term investments to shares | shares	9,114.59
Fair value of short-term investments		$ 10,010